Submission	3 Months Ended
Mar. 31, 2025
Submission [Line Items]
Central Index Key	0001854526
Registrant Name	BROOQLY INC.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES